FIXED INCOME PORTFOLIOS

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

FIXED INCOME PORTFOLIOS

SUPPLEMENT DATED NOVEMBER 17, 2011 TO

PROSPECTUS DATED APRIL 1, 2011

The following replaces the paragraph under MANAGEMENT — Investment Adviser and Portfolio Manager on page 5 of the Prospectus:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Bond Portfolio. Fred A. Azar, Vice President of Northern Trust Investments, Inc., and Bradley Camden, Second Vice President of Northern Trust Investments, Inc., have been managers of the Portfolio since November 2011.

The following replaces the paragraph under MANAGEMENT — Investment Adviser and Portfolio Manager on page 8 of the Prospectus:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Core Bond Portfolio. Fred A. Azar, Vice President of Northern Trust Investments, Inc., and Bradley Camden, Second Vice President of Northern Trust Investments, Inc., have been managers of the Portfolio since November 2011.

The following replaces the paragraph under MANAGEMENT — Investment Adviser and Portfolio Manager on page 14 of the Prospectus:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Intermediate Bond Portfolio. Fred A. Azar, Vice President of Northern Trust Investments, Inc., and Bradley Camden, Second Vice President of Northern Trust Investments, Inc., have been managers of the Portfolio since November 2011.

The following replaces the paragraph under MANAGEMENT — Investment Adviser and Portfolio Manager on page 17 of the Prospectus:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Short Bond Portfolio. Fred A. Azar, Vice President of Northern Trust Investments, Inc., and Bradley Camden, Second Vice President of Northern Trust Investments, Inc., have been managers of the Portfolio since November 2011 and November 2010, respectively.

The following replaces the paragraph under MANAGEMENT — Investment Adviser and Portfolio Manager on page 21 of the Prospectus:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the U.S. Government Securities Portfolio. Daniel J. Personette, Vice President of Northern Trust Investments, Inc., and Brian W. Hart, Officer of Northern Trust Investments, Inc., have been managers of the Portfolio since November 2006 and November 2011, respectively.

The following replaces the second, third and fourth paragraph under PORTFOLIO MANAGEMENT on page 25 of the Prospectus:

The managers for the Bond, Core Bond and Intermediate Bond Portfolios are Fred A. Azar, Vice President of Northern Trust Investments, Inc., and Bradley Camden, Second Vice President of Northern Trust Investments, Inc. Mr. Azar and Mr. Camden have been managers of the Portfolios since November 2011. Mr. Azar joined Northern Trust Investments, Inc. in 2004 and is a senior portfolio manager in the active long duration fixed income group, responsible for trading corporate debt and securitized products. Mr. Camden joined Northern Trust Investments, Inc. in 2005 and has assisted in the management of various fixed-income portfolios.

The managers for the Short Bond Portfolio are Fred A. Azar, Vice President of Northern Trust Investments, Inc., and Bradley Camden, Second Vice President of Northern Trust Investments, Inc. Mr. Azar and Mr. Camden have been managers of the Portfolio since November 2011 and November 2010, respectively.

The managers for the U.S. Government Securities Portfolio are Daniel J. Personette, Vice President of Northern Trust Investments, Inc., and Brian W. Hart, Officer of Northern Trust Investments, Inc. Mr. Personette and Mr. Hart have been managers of the Portfolio since November 2006 and November 2011, respectively. Mr. Personette joined Northern Trust Investments, Inc. in 1996 and has managed various fixed-income portfolios. Mr. Hart joined Northern Trust Investments, Inc. in 2009 and is an associate portfolio manager on the taxable long duration team.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

FIXED INCOME PORTFOLIOS

PROSPECTUS SUPPLEMENT

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northernfunds.com/institutional	NIF SPT FIX (11/11)

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

NORTHERN INSTITUTIONAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Supplement dated November 17, 2011 to Statement of Additional Information dated April 1, 2011

1.	The disclosure as to the portfolio managers of the Bond Portfolio, Core Bond Portfolio, Intermediate Bond Portfolio, Short Bond Portfolio and U.S. Government Securities Portfolio in the table under the section entitled “PORTFOLIO MANAGERS” beginning on page 73 is replaced with the following disclosure:

Portfolio	Portfolio Manager(s)
NIF Bond Portfolio	Fred A. Azar and Bradley Camden

NIF Core Bond Portfolio	Fred A. Azar and Bradley Camden

NIF Intermediate Bond Portfolio	Fred A. Azar and Bradley Camden

NIF Short Bond Portfolio	Fred A. Azar and Bradley Camden

NIF U.S. Government Securities Portfolio	Daniel J. Personette and Brian W. Hart

2.	The following information is added under the section entitled “PORTFOLIO MANAGERS– Accounts Managed by the Portfolio Managers” beginning on page 73:

The table below discloses the accounts within each type of category listed below for which Fred A. Azar was jointly and primarily responsible for day-to-day portfolio management as of October 31, 2011.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Institutional Funds:	0	$0	0	$0
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	30	$940.0	0	$0

The table below discloses the accounts within each type of category listed below for which Brian W. Hart was jointly and primarily responsible for day-to-day portfolio management as of October 31, 2011.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Institutional Funds:	0	$0	0	$0
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

3.	The following information, as of November 17, 2011, is added under the section entitled “PORTFOLIO MANAGERS-Disclosure of Securities Ownership” on page 79:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest

Fred A. Azar	Bond Portfolio	$50,001-$100,000
Fred A. Azar	Core Bond Portfolio	$0
Fred A. Azar	Intermediate Bond Portfolio	$0
Fred A. Azar	Short Bond Portfolio	$0
Bradley Camden	Bond Portfolio	$10,001-$50,000
Bradley Camden	Core Bond Portfolio	$0
Bradley Camden	Intermediate Bond Portfolio	$0
Brian W. Hart	U.S. Government Securities Portfolio	$0

4.	Effective November 17, 2011, Colin A. Robertson is no longer a portfolio manager of the Bond, Core Bond, Intermediate Bond and Short Bond Portfolios. All references to Mr. Robertson in the Statement of Additional Information are hereby deleted.